Note 10 - Related Party Transactions (Details Textual)			1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
		Aug. 21, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 21, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Aug. 22, 2020 USD ($)
Partners' Capital Account, Contributions					$ 54,000,000	$ 73,543,000
Additional Paid in Capital, Ending Balance							$ 581,426,000	$ 562,054,000
Contingent Value Rights Agreement, Additional Shares, Preferred Simple Annual Return		10.00%			10.00%
Contingent Value Rights Agreement, Floor Downside Per Share (in dollars per share) | $ / shares		$ 4			$ 4
Share Price (in dollars per share) | $ / shares		$ 10			$ 10
Contingent Value Rights Agreement, Preferred Returns, Maximum Common Stock per CVR		2.125			2.125
Common Stock, Capital Shares Reserved for Future Issuance (in shares) | shares							21,694,763
Stockholders' Agreement, Maximum Number of Board Members		7			7
Stockholders' Agreement, Number of Non-voting Observers to the Board		1			1
Registration Rights Agreement, Minimum Registrable Securities, If Not All Registratable		$ 25,000,000			$ 25,000,000
Registration Rights Agreement, Minimum Demand of Registration		$ 5,000,000			$ 5,000,000
Registration Rights Agreement, Maximum Number of Suspensions In Twelve Month Period		2			2
Private Placement [Member]
Forward Purchase Units Issued During the Period		8,976,875
Number of Common Stock Shares Per Forward Purchase Unit		1			1
Number of Warrants Per Forward Purchase Unit		1			1
Number of CVR Per Forward Purchase Unit		1			1
Proceeds from Issuance of Private Placement		$ 89,800,000
Principal Stockholders Group Owns At Least Thirty Five Percent Original Shares [Member]
Stockholders' Agreement, Board Nomination, Minimum Percentage of Original Shares Owned		35.00%			35.00%
Stockholders' Agreement, Board Nomination, Original Shares, Outstanding Voting Securities		30.00%			30.00%
Stockholders' Agreement, Maximum Number of Board Nominations		4			4
Stockholders' Agreement, Number of Independent Board Nominations, Less Than 50% Ownership		1			1
Principal Stockholders Group Owns At Least Twenty Five Percent Original Shares [Member]
Stockholders' Agreement, Board Nomination, Minimum Percentage of Original Shares Owned		25.00%			25.00%
Stockholders' Agreement, Board Nomination, Original Shares, Outstanding Voting Securities		25.00%			25.00%
Stockholders' Agreement, Maximum Number of Board Nominations		3			3
Principal Stockholders Group Owns at Least Fifteen Percent Original Shares [Member]
Stockholders' Agreement, Board Nomination, Minimum Percentage of Original Shares Owned		15.00%			15.00%
Stockholders' Agreement, Board Nomination, Original Shares, Outstanding Voting Securities		15.00%			15.00%
Stockholders' Agreement, Maximum Number of Board Nominations		2			2
Principal Stockholders Group Owns At Least Five Percent Original Shares [Member]
Stockholders' Agreement, Board Nomination, Minimum Percentage of Original Shares Owned		5.00%			5.00%
Stockholders' Agreement, Board Nomination, Original Shares, Outstanding Voting Securities		7.50%			7.50%
Stockholders' Agreement, Maximum Number of Board Nominations		1			1
Right to Appoint Representative to Serve On Each Committee, Excluding Audit Committee [Member]
Stockholders' Agreement, Board Nomination, Minimum Percentage of Original Shares Owned		20.00%			20.00%
Stockholders' Agreement, Board Nomination, Original Shares, Outstanding Voting Securities		7.50%			7.50%
Conversion of Accounts Payable to Common Stock [Member]
Debt Conversion, Original Debt, Amount		$ 9,500,000
High Peak Business Combination [Member] | Common Stock [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		91,592,354
High Peak Business Combination [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		5,000
High Peak Business Combination [Member] | Common Stock [Member] | President [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		16,802
High Peak Business Combination [Member] | Common Stock [Member] | Chief Operating Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		14,000
High Peak Business Combination [Member] | Warrants [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		10,538,183
High Peak Business Combination [Member] | Warrants [Member] | Chief Financial Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		5,000
High Peak Business Combination [Member] | Warrants [Member] | President [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		20,382
High Peak Business Combination [Member] | Warrants [Member] | Chief Operating Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		14,000
High Peak Business Combination [Member] | Contingent Value Right [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		10,209,300
High Peak Business Combination [Member] | Contingent Value Right [Member] | Chief Financial Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		5,000
High Peak Business Combination [Member] | Contingent Value Right [Member] | President [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		16,802
High Peak Business Combination [Member] | Contingent Value Right [Member] | Chief Operating Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		14,000
HighPeak Energy Employees, Inc [Member]
Business Combination, Consideration Transferred, Total		$ 10
Pure Acquisition [Member] | Conversion of Pure's Class A Common Stock Into HighPeak Energy Common Stock [Member]
Business Combination, Conversion of Stock, Conversion Ratio		1			1
Business Combination, Conversion of Stock, Cash Issued (in dollars per share) | $ / shares		$ 0.62
Business Combination, Conversion of Stock, Minimum Redemption Value for Cash Issuance (in dollars per share) | $ / shares		$ 10			$ 10
Business Combination, Conversion of Stock, Cash Issued Total		$ 767,902
HPK, LP [Member]
Limited Partners' Capital Account, Distribution Amount					$ 2,800,000
Additional Paid in Capital, Ending Balance	[1]
Pure [Member]
Additional Paid in Capital, Ending Balance		(13,699,000)			(13,699,000)
HighPeak I [Member] | HPK, LP [Member] | Reimbursement of Costs Incurred by Management Company [Member]
Related Party Transaction, Amounts of Transaction					2,400,000
HighPeak I and HighPeak II [Member] | High Peak Business Combination [Member] | Common Stock [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 76,383,054
HighPeak I and HighPeak II [Member] | HPK, LP [Member]
Limited Partners' Capital Account, Distribution Amount					2,800,000
HighPeak I and HighPeak II [Member] | HPK, LP [Member] | Reimbursement of Costs Incurred by Management Company [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction					4,700,000
Pure [Member] | High Peak Business Combination [Member] | Contingent Value Right [Member]
Business Acquisition, Contingent Value, Right Issuable, Per Share Of Common Stock (in shares) | shares		1
Pure [Member] | High Peak Business Combination [Member] | Contingent Value Right [Member] | Warrant In Connection With Common Stock, Excluding Fraction Shares [Member]
Business Acquisition, Number Of Warrants Per Unit (in shares) | shares		1
G4 Companies, LLC [Member]
Related Party Transaction, Amounts of Transaction			$ 1,500,000
Limited Partner [Member]
Partners' Capital Account, Contributions					54,000,000	$ 73,543,000
Limited Partner [Member] | HighPeak I [Member] | HPK, LP [Member]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		51.90%
Limited Partner [Member] | HighPeak II [Member] | HPK, LP [Member]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		48.10%
Limited Partner [Member] | HighPeak I [Member] | HPK, LP [Member]
Partners' Capital Account, Contributions				805,000
Limited Partner [Member] | HighPeak II [Member] | HPK, LP [Member]
Partners' Capital Account, Contributions				$ 25,800,000	$ 54,000,000

[1]	Represents HPK LP's condensed consolidated balance sheet estimated as of August 21, 2020.